May 1, 2003



             SUMMIT MUTUAL FUNDS, INC.

Summit Mutual Funds, Inc. is a mutual fund with twenty-two separate Portfolios, each with its own investment objective.
 We cannot assure you that any Portfolio will meet its objective. This Prospectus offers four of the Portfolios within the Summit Pinnacle Series. Their investment objectives are:


      The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400
      Index.


      The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000
      Index.


      The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.


      The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE
      Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.


THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE ALLOCATING YOUR CONTRACT VALUES TO ANY OF THE PORTFOLIOS.
IT SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. WE SUGGEST THAT YOU READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



SMFI 514-4-PINNACLE 5-03

                  TABLE OF CONTENTS

INTRODUCTION TO THE FUND. . . . . . . . . . . . . . . .3

PORTFOLIO PROFILES. . . . . . . . . . . . . . . . . . .3
S&P MIDCAP 400 INDEX PORTFOLIO. . . . . . . . . . . . .3
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO. . . . . . . . .5
NASDAQ-100 INDEX PORTFOLIO. . . . . . . . . . . . . . .7
EAFE INTERNATIONAL INDEX PORTFOLIO. . . . . . . . . . .9

PORTFOLIO OPERATING EXPENSES . . . . . . . . . . . . .11

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS. . . .12
  FOREIGN SECURITIES . . . . . . . . . . . . . . . . .12
  FOREIGN CURRENCY TRANSACTIONS. . . . . . . . . . . .12
  REPURCHASE AGREEMENTS. . . . . . . . . . . . . . .  12
  REVERSE REPURCHASE AGREEMENTS. . . . . . . . . . . .13
  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS .13
  OPTIONS ON SECURITIES INDICES. . . . . . . . . . . .14
  LENDING PORTFOLIO SECURITIES . . . . . . . . . . . .14
  MIXED AND SHARED FUNDING . . . . . . . . . . . . . .14
  OTHER INFORMATION. . . . . . . . . . . . . . . . . .15

FUND MANAGEMENT. . . . . . . . . . . . . . . . . . . .15
  INVESTMENT ADVISER . . . . . . . . . . . . . . . . .15
  ADVISORY FEE . . . . . . . . . . . . . . . . . . . .15
  SUBADVISER . . . . . . . . . . . . . . . . . . . . .15
  EXPENSES . . . . . . . . . . . . . . . . . . . . . .16
  CAPITAL STOCK. . . . . . . . . . . . . . . . . . . .16
  VALUATION OF PORTFOLIO SHARES. . . . . . . . . . . .16

DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . .17

TAXES. . . . . . . . . . . . . . . . . . . . . . . . .17

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. . .17

EXCESSIVE TRADING. . . . . . . . . . . . . . . . . . .17

S&P, FRANK RUSSELL, NASDAQ AND EAFE DISCLAIMERS. . . .18

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . .20

             INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of four of the Portfolios within the Summit Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"). The Portfolios are mutual funds used as investment options for variable annuity or variable life insurance contracts offered by insurance companies. Although you cannot purchase shares of the Portfolios directly, you can instruct your insurance company how to allocate your contract's values among the Portfolios. Each Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which Summit Investment Partners, Inc. (the "Adviser") or a subadviser acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolio. More detailed information about some of the Portfolios' investment policies and strategies is provided after the Profiles, along with information about Portfolio expenses, share pricing and Financial Highlights for each Portfolio.

                  PORTFOLIO PROFILES


S&P MIDCAP 400 INDEX PORTFOLIO

Investment Objective
The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies
The S&P MidCap 400 Index Portfolio seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible. The S&P MidCap 400 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the S&P MidCap 400 Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The S&P MidCap 400 Index Portfolio may invest up to 10% of its assets in Standard & Poor's MidCap Depositary Receipts(R) ("MidCap SPDRs(R)"). MidCap SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P MidCap 400 Index. Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Portfolio's assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o Market risk: The S&P MidCap 400 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o  Investment style risk:  Stocks of medium sized
      (MidCap) companies, such as those listed among the S&P MidCap 400 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

   o Correlation risk: Because the S&P MidCap 400 Index Portfolio has expenses, and the S&P MidCap 400 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the S&P MidCap 400 Index Portfolio.
The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the S&P MidCap 400 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]

S&P MidCap 400 Index Portfolio Total Returns


 20.00%
                   15.99%
 15.00%           /-----/
                  /     /
 10.00%           /     /
                  /     /
  5.00%           /     /
                  /     /
  0.00%     ------/-----/----/-----/----/-----/
                             /-----/    /     /
 -5.00%            2000       2001      /2002 /
                             -1.25%     /     /
-10.00%                                 /     /
                                        /     /
-15.00%                                 /     /
                                        /-----/
-20.00%                                -15.15%

*Total return for the most recent calendar year quarter ended March 31, 2003 was -4.58%.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.8% (quarter ending 12/31/01) and the lowest return for a quarter was -16.7% (quarter ending 09/30/02).

Average Annual Total Returns for Years Ended December 31,
2002

                                      Life of the Portfolio
                                1 Year  (since May 3, 1999)
S&P MidCap 400 Index Portfolio  -15.2%       2.1%
S&P MidCap 400 Index*           -14.5%       3.1%

*Reflects no deductions for fees or expenses

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Investment Objective
The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000
Index.

Investment Strategies
The Russell 2000 Small Cap Index Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Russell 2000 Index is not feasible. The Russell 2000 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the Russell 2000 Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The Russell 2000 Small Cap Index Portfolio may invest up to
10% of its assets in Russell 2000 ishares(R). Russell 2000 ishares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the small cap stocks represented in the Russell 2000 Index. Although the Adviser will attempt to invest as much of the Russell 2000 Small Cap Index Portfolio's assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also temporarily invest in S&P 500 Index futures and/or S&P MidCap 400 Index futures if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio may invest up to 20% of its assets in Russell 2000 Index futures contracts or options (or S&P MidCap 400 Index or S&P 500 Index futures contracts and options if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o  Market risk  The Russell 2000 Small Cap Index
      Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o Investment style risk: Stocks of small sized (small-cap) companies, such as those listed among the Russell 2000 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

   o  Correlation risk:  Because the Russell 2000 Small
      Cap Index Portfolio has expenses, and the Russell
      2000 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index.
      While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the Russell 2000 Small Cap Index Portfolio. The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the Russell 2000 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]
 Russell 2000 Small Cap Index Portfolio Total Returns

  5.00%              1.54%
                    /----/
  0.00%     --------/----/--------/----/-------
                     2001         /2002/
 -5.00%                           /    /
                                  /    /
-10.00%                           /    /
                                  /    /
-15.00%                           /    /
                                  /    /
-20.00%                           /    /
                                  /----/
-25.00%                          -21.05%

*Total return for the most recent calendar year quarter ended March 31, 2003 was -4.65%.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.8% (quarter ending 12/31/01) and the lowest return for a quarter was -21.7% (quarter ending 09/30/02).

Average Annual Total Returns for Years Ended December 31, 2002

                                              Life of the Portfolio
                                       1 Year (since April 27, 2000)
                                       ------ ----------------------
Russell 2000 Small Cap Index Portfolio -21.1%         -7.8%
Russell 2000 Small Cap Index*          -20.5%         -7.1%

*Reflects no deductions for fees or expenses

NASDAQ-100 INDEX PORTFOLIO

Investment Objective
The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Portfolio seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible.
The Nasdaq-100 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least
95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the Nasdaq-100 Index should increase as the Portfolio grows.
There can be no assurance that the Portfolio will achieve a 95% correlation.

The Nasdaq-100 Index Portfolio may invest up to 10% of its assets in Nasdaq-100 Shares(R). Nasdaq-100 Shares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Portfolio may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100 Index. Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Portfolio's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o Market risk: The Nasdaq-100 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

   o Concentration risk: The Nasdaq-100 Index Portfolio is subject to the risk of an investment portfolio that may be highly concentrated in a particular industry or related industries (e.g., Technology) and, due to concentration in sectors characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Portfolio is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation,
      Intel Corporation, Cisco Systems Inc., etc.).

   o Correlation risk: Because the Nasdaq-100 Index Portfolio has expenses, and the Nasdaq-100 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Nondiversification risk: Under securities laws, the Portfolio is considered a "nondiversified investment company." The Portfolio is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Portfolio's tax quarters. Consequently, the Portfolio could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company. At any point in time, if following the investment strategy outlined above would put the Portfolio in jeopardy of failing the tax rules on diversification, the Portfolio intends to immediately alter its investment strategy to comply with the tax rules. Such alteration could include reducing investment exposure, pro-rata, to those investments causing the Portfolio to be in jeopardy of violating the tax rules.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the Nasdaq-100 Index Portfolio. The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the Nasdaq-100 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]

       Nasdaq-100 Index Portfolio Total Returns

 20.00%

  0.00%  -------------/------/-------/------/-----
                      / 2001 /       / 2002 /
                      /      /       /      /
-20.00%               /      /       /      /
                      /------/       /      /
                      -33.13%        /------/
-40.00%                              -37.49%

*Total return for the most recent calendar year quarter ended March 31, 2003 was 3.59%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.7% (quarter ending 12/31/01) and the lowest return for a quarter was -36.2% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31,
2002

                                    Life of the Portfolio
                            1 Year  (since April 27, 2000)
                            ------  ----------------------
Nasdaq-100 Index Portfolio  -37.5%          -37.9%
Nasdaq-100 Index*           -37.5%          -37.7%

*Reflects no deductions for fees or expenses

EAFE INTERNATIONAL INDEX

Investment Objective
The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital
International EAFE Index ("EAFE Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Investment Strategies
The Portfolio will invest primarily in common stocks of the companies that compose the EAFE Index. The EAFE Index is capitalization-weighted, meaning that a company whose securities have a high market capitalization will contribute more to the Index's value than a company whose securities have a low market capitalization.

The EAFE International Index Portfolio may invest up to 10% of its assets in EAFE ishares(R). EAFE ishare(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the EAFE Index.

The Portfolio will typically not hold all of the companies in the EAFE Index. The Portfolio will typically choose to hold the stocks that make up the largest portion of the Index's value in approximately the same proportion as the Index. When choosing the smaller stocks, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of all of the smaller companies in the EAFE Index without buying all of those stocks. This attempts to maximize liquidity while minimizing costs.

At such time as the Adviser believes the Portfolio has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in the exact weightings as the Index. Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the EAFE Index. Although the Adviser will attempt to invest as much of the Portfolio's assets as is practical in stocks included among the EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio may invest up to 20% of its assets in futures contracts and options that provide exposure to the stocks in the Index. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

The Adviser may choose to invest in a foreign security indirectly by purchasing American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains on the underlying shares. ADRs offer the exposure to the foreign security while reducing transaction, custody, and other expenses.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

o Market risk: Deteriorating market conditions might cause an overall decline in the prices of stocks in the market, including those held by the Portfolio.

o Tracking Error risk: The Portfolio may not track the performance of the Index for the various reasons, including, but not limited the following:
     - The Portfolio incurs administrative expenses and trading costs. The EAFE Index does not.
     - The Portfolio may not hold all of the stocks in the Index or may weight them differently than the Index.
     - The composition of the Index and Portfolio may diverge.
     - The timing and magnitude of cash inflows and outflows from investor's purchases and redemptions may create balances of uninvested cash.

o Foreign Stock Market risk: Foreign stock markets may exhibit periods of higher volatility than those in the United States. Trading stocks on many foreign exchanges can be more difficult, and costly, than trading stocks in the United States. Taxes can also be imposed by foreign governments.

o Political risk: Foreign governments have occasionally limited the outflows of capital or profits to investors abroad.

o Information risk: Financial reporting and accounting standards for companies in many foreign markets differ from those of the United States and may present an incomplete, or inaccurate picture of a foreign company.

o Liquidity risk: On the whole, foreign exchanges are smaller and less liquid than the U.S. markets. Stocks that trade infrequently, or in lower volumes, can be more difficult or costly to buy or sell. Relatively small transactions can have a disproportionately large affect on the price of stocks. In some situations, it may be impossible to sell a stock in an orderly fashion.

o Regulatory risk: There is typically less government regulation of foreign markets, companies, and securities.

o Currency risk: The Portfolio invests in foreign securities denominated in foreign currencies. Thus, changes in foreign exchange rates will affect the value of foreign securities denominated in U.S. dollars.

o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Since this Portfolio has not been operational for at least one complete calendar year, there is no bar chart or performance table.

             PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolios.
The table does not reflect separate account or insurance contract fees and charges. All expense ratios are adjusted for current expenses.

EXPENSES (as a percentage of average net assets)

                       S&P      Russell 2000            EAFE
                       MidCap 400 Small Cap  Nasdaq-100 International
                       Index      Index      Index      Index
                       Portfolio  Portfolio  Portfolio  Portfolio
Management Fees           .30%       .35%       .35%       .56%
Other Expenses            .30%       .40%       .30%       .69%***

Total Operating Expenses  .60%*      .75%*      .65%*     1.25%**

*   Total Operating Expenses in excess of .75% for the
    Russell 2000 Small Cap Index Portfolio, in excess of
    .65% for the Nasdaq-100 Index Portfolio, and in excess
    of .60% for the S&P MidCap 400 Index Portfolio are paid
    by the 	investment adviser.
** Total Operating Expenses in excess of 1.25% for the EAFE International Index Portfolio are paid by the Adviser. Also, the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .65% of the average daily net assets of the Portfolio until December 31, 2003.
*** Estimated for the current fiscal year.

EXAMPLE
Use the following table to compare fees and expenses of the Portfolios to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming
(1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Portfolios' total operating expenses.+

                                      1 Year  3 Years  5 Years  10 Years
S&P MidCap 400 Index Portfolio          $62     $193    $336    $752
Russell 2000 Small Cap Index Portfolio  $77     $241    $418    $933
Nasdaq-100 Index Portfolio              $67     $209    $363    $812
EAFE International Index Portfolio      $128    $399    $690    $1,518

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Fund=s expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
__________________
+ The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.

    OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
Each Portfolio may invest in foreign securities that are suitable for the Portfolio's investment objectives and policies. The S&P MidCap 400 Index Portfolio, Russell 2000
Small Cap Index Portfolio, Nasdaq-100 Index Portfolio and
EAFE International Index Portfolio are limited to investing in those foreign securities included in the respective
Indexes.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

o political or economic instability in the foreign country;
o diplomatic developments that could adversely affect the value of the foreign security;
o  foreign government taxes;
o costs incurred by a Portfolio in converting among various currencies;
o  fluctuation in currency exchange rates;
o the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
o in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
o less publicly available information about foreign issuers than domestic issuers;
o foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
o securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
o there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolios may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The EAFE International Index Portfolio may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security.
 A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

The Portfolio will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction where a Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. Each of the Portfolios may engage in repurchase agreement transactions from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
The S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio and EAFE International Index Portfolio may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian (when required) will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio and EAFE International Index Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. Each Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made). A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a particular
Portfolio may not be invested in precisely the same proportion as the particular Index, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index and EAFE International Index Portfolios may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets. Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies.
It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index and EAFE International Index Portfolios may purchase or sell options on their respective Indexes, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

LENDING PORTFOLIO SECURITIES
Each Portfolio may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain collateral equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

MIXED AND SHARED FUNDING
The Fund offers its Pinnacle Series shares, without sales charge, only for purchase by separate accounts of The Union Central Life Insurance Company and other affiliated or unaffiliated insurance companies to fund benefits under both variable annuity contracts and variable universal life insurance policies. In the future, the Fund may also offer its Pinnacle Series shares directly to certain tax-qualified plans. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict among the interests of such variable annuity and variable life insurance contract owners and, if and when applicable, the interests of participants in such qualified plans investing in the Fund. Insurance companies whose contracts are funded by investment in the Fund, the Adviser, and if applicable, trustees of certain qualified plans, will report any potential or existing conflicts to the Directors of the Fund. If it is determined by a majority of the Board, or by a majority of its disinterested directors, that a material irreconcilable conflict exists, the relevant insurance companies, the Adviser or plan trustees will, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict.

OTHER INFORMATION
In addition to the investment policies described above, each Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to the Fund at 1-800-999-1840, or at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                    FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company, a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of the Fund's board of directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages the Fund's business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap
Index Portfolio, Nasdaq-100 Index Portfolio and EAFE
International Index Portfolio.

Mr. Rodmaker is Managing Director - Fixed Income of the
Adviser and has been affiliated with the Adviser and Union
Central since 1989.  Mr. Weisenburger is the Managing
Director, Fixed Income and Derivatives, of the Adviser and has been affiliated with the Adviser and Union Central since July
1996.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

Portfolio                    Advisory Fee
---------                    ------------
S&P MidCap 400 Portfolio     .30% of the current value of the net assets.
Russell 2000 Small Cap
 Index Portfolio             .35% of the current value of the net assets.
Nasdaq-100 Index Portfolio   .35% of the current value of the net assets.
EAFE International Index
 Portfolio                   .56% of the current value of the net assets.



SUBADVISER
World Asset Management, a division of Munder Capitol Management, 255 E. Brown Street, Suite 300, Birmingham, Michigan 48009, is the investment subadviser to the EAFE International Index Portfolio. Munder Capital Management is a Delaware general partnership with Munder Capital employees owning a minority interest and Comerica Bank owning the majority interest.

The Subadviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible. The services include investment research and advice with respect to securities, investments and cash equivalents in the Portfolio. As compensation for its services, the Subadviser receives a monthly fee computed on a daily basis, at an annual rate, equal to .10% of the current value of the Portfolio's net assets. The fee is paid by the Adviser, not the Portfolio.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among the Portfolios on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the S&P MidCap 400 Index Portfolio and Nasdaq-100 Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .30% of that Portfolio's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .40% of that Portfolio's net assets. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed ..69% of that Portfolio's net assets; provided, however, the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Portfolio until December 31, 2003.

CAPITAL STOCK
The Fund currently has twenty-two series of stock, one for each Portfolio, four of which are offered pursuant to this prospectus. Shares (including fractional shares) of each Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The insurance companies will vote Fund shares allocated to their registered separate accounts in accordance with instructions received from their contract owners. It is anticipated that The Union Central Life Insurance Company will have voting control of the Fund by virtue of the shares of the Summit Apex Series of Funds allocated to its exempt separate accounts. With voting control, Union Central can make fundamental changes regardless of the voting instructions received from its contract owners.

VALUATION OF PORTFOLIO SHARES
Shares are purchased and redeemed at the net asset value per share of the Portfolios next determined after receipt and acceptance of a purchase order, or receipt of a redemption request, by the Fund or its agent. The net asset value of the shares of each Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except:

   o  when the New York Stock Exchange is closed and

   o any day on which changes in the value of the Portfolio securities held by a Portfolio will not materially affect the current net asset value of the shares of a Portfolio.

Portfolio shares are valued by:

   o adding the values of all securities and other assets of the Portfolio,

   o  subtracting liabilities and expenses, and

   o dividing the resulting figure by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

            DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio consists of all dividends or interest earned by that Portfolio, minus estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are distributed periodically, no less frequently than annually. All dividends and distributions of a Portfolio are reinvested in additional shares of the Portfolio at net asset value.

                       TAXES

Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

Shares of each Portfolio may be purchased only by the separate accounts of insurance companies. In order to comply with diversification regulations applicable to variable life insurance, variable annuity, and endowment contracts, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts.
Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Because insurance companies are currently the only shareholders of the Portfolios, no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

     CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

The Northern Trust Company, 50 South LaSalle St., Chicago,
Illinois 60675, acts as Custodian of the Fund's assets.
U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual
Fund Services, LLC), P.O. Box 701, Milwaukee, Wisconsin
53201-0701, 1-888-259-7565, is the Fund's bookkeeping,
transfer and dividend disbursing agent.

                    EXCESSIVE TRADING

The Portfolios are not intended for excessive trading or market timing. Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Portfolios and their agents reserve the right to reject in whole or in part, without prior notice, any purchase request, including exchange purchases from one Portfolio to another Portfolio, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Portfolio is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. They may also institute procedures to assess a 1% fee on such purchase orders and reinvest the fee into the Portfolio for the benefit of all shareholders.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of the Fund's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt.

     S&P, FRANK RUSSELL, NASDAQ AND MSCI DISCLAIMERS

The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank
Russell Company.  Summit Mutual Funds and the Russell 2000
Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell
Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. ("Nasdaq") and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolios' financial statements is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002,except for the EAFE International Index Portfolio.

                                    S&P MidCap 400 Index Portfolio

                                                              Period from
                                                             May 3, 1999 (1)
                                 Year Ended December 31,     to December 31,
                              ----------------------------   ---------------
                                 2002      2001      2000         1999
                              --------  --------  --------     --------
Net Asset Value,
Beginning of period            $ 46.70   $ 59.55   $ 55.20      $ 50.00
                              --------  --------  --------     --------
Investment Activities:
Net investment income             .22       .30       1.10          .50
Net realized and unrealized
   gains / (losses)             (7.25)    (1.00)      7.20         5.05
                              --------  --------  --------     --------
Total from
 Investment Activities          (7.03)     (.70)      8.30         5.55
                              --------  --------  --------     --------
Distributions:
Net investment income            (.23)     (.20)    (1.20)        (.35)
In excess of
 net investment income            ---       ---        ---          ---
Return of capital                 ---       ---        ---          ---
Net realized gains               (.15)   (11.95)    (2.75)          ---
                              --------  --------  --------     --------
Total Distributions              (.38)   (12.15)    (3.95)        (.35)
                              --------  --------  --------     --------
Net Asset Value,
End of period                  $ 39.29   $ 46.70   $ 59.55      $ 55.20
                              ========  ========  ========     ========

Total Return                  (15.15%)   (1.25%)    15.99%       11.14%

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)        .60%      .60%      .60%         .60%(3)

Ratio of Expenses to
   Average Net Assets-Gross       .81%      .82%      .77%         .69%(3)

Ratio of Net Investment
Income to Average Net Assets      .53%      .65%     1.44%        1.69%(3)

Portfolio Turnover Rate         27.73%    18.57%   146.33%       47.55%(3)

Net Assets,
 End of Period (000's)         $23,180   $20,588   $15,054      $23,963

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                   FINANCIAL HIGHLIGHTS
                        <Continued)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002,except for the EAFE International Index Portfolio.

                                 Russell 2000 Small Cap Index Portfolio

                                                              Period from
                                                            April 27, 2000 (1)
                                 Year Ended December 31,     to December 31,
                                -----------------------     ------------------
                                  2002           2001            2000
                                --------       --------        --------
Net Asset Value,
Beginning of period               $48.10         $49.95          $50.00
                                --------       --------        --------

Investment Activities:
Net investment income               .29             .40            .40
Net realized and unrealized
   gains / (losses)              (10.31)            .35           (.20)
                                --------       --------        --------
Total from
 Investment Activities           (10.02)            .75             .20
                                --------       --------        --------
Distributions:
Net investment income              (.09)          (.45)           (.25)
In excess of
 net investment income               ---            ---             ---
Return of capital                    ---            ---             ---
Net realized gains                 (.47)         (2.15)             ---
                                --------       --------        --------
Total Distributions                (.56)         (2.60)           (.25)
                                --------       --------        --------
Net Asset Value,
End of period                    $ 37.52        $ 48.10         $ 49.95
                                --------       --------        --------

Total Return                    (21.05%)          1.54%            .39%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)          .75%           .75%           .74%(3)

Ratio of Expenses to
Average Net Assets-Gross           1.33%          1.10%          1.35%(3)

Ratio of Net Investment
Income to Average Net Assets        .65%           .90%          1.11%(3)

Portfolio Turnover Rate           30.78%         32.70%         82.19%(3)

Net Assets,
 End of Period (000's)           $13,863        $21,503         $16,105

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.




                   FINANCIAL HIGHLIGHTS
                        <Continued)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002,except for the EAFE International Index Portfolio.

                                        Nasdaq-100 Index Portfolio

                                                              Period from
                                                            April 27, 2000(1)
                                 Year Ended December 31,     to December 31,
                                -----------------------     ------------------
                                  2002           2001            2000
                                --------       --------        --------

Net Asset Value,
Beginning of period              $ 22.30        $ 33.35         $ 50.00
                                --------       --------        --------
Investment Activities:
Net investment income               (.07)           ---           (.05)
Net realized and unrealized
    gains / (losses)               (8.29)       (11.05)         (16.60)
                                --------       --------        --------
Total from
 Investment Activities            (8.36)        (11.05)         (16.65)
                                --------       --------        --------
Distributions:
Net investment income                ---            ---             ---
In excess of
 net investment income               ---            ---             ---
Return of capital                    ---            ---             ---
Net realized gains                   ---            ---             ---
                                --------       --------        --------
Total Distributions                  ---            ---             ---
                                --------       --------        --------
Net Asset Value,
End of period                    $ 13.94        $ 22.30         $ 33.35
                                ========       ========        ========

Total Return                    (37.49%)      (33.13%)          (33.30%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)          .65%          .65%           .64%(3)

Ratio of Expenses to
    Average Net Assets-Gross       1.11%          .97%           .88%(3)

Ratio of Net Investment
Income to Average Net Assets      (.43%)         (.21%)        (.17%)(3)

Portfolio Turnover Rate           11.79%          5.49%        14.69%(3)

Net Assets,
 End of Period (000's)            $9,583        $14,560          $8,577

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                   FINANCIAL HIGHLIGHTS
                        <Continued)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002,except for the EAFE International Index Portfolio.

                          EAFE International Index Portfolio

                                           Period from
                                        November 12, 2002(1)
                                          to December 31,
                                                2002
                                             ---------
Net Asset Value,
Beginning of period                           $ 50.00
                                              -------

Investment Activities:
Net investment income                             .19
Net realized and unrealized
      gains / (losses)                           (.60)
                                              -------
Total from Investment Activities                (.41)
                                              -------
Distributions:
Net investment income                             ---
In excess of net investment income                ---
Return of capital                                 ---
Net realized gains                                ---
                                              -------
Total Distributions                               ---
                                              -------
Net Asset Value,
End of period                                 $ 49.59
                                             ========
Total Return                                     (.82%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)                       .65%(3)

Ratio of Expenses to
Average Net Assets - Gross                       1.99%(3)

Ratio of Net Investment Income/(Loss)
    To Average Net Assets                        2.24%(3)

Portfolio Turnover Rate                        449.05%(3)

Net Assets, End of Period (000's)             $22,234

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

A Statement of Additional Information dated May 1, 2003, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling the Fund at 1-800-999-1840, or by writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Fund are also available without charge at the SEC's web site:
http://www.sec.gov.



File 811-04000

May 1, 2003



                   SUMMIT MUTUAL FUNDS, INC.




Summit Mutual Funds, Inc. is a mutual fund with twenty-two separate Portfolios, each with its own investment objective.
 We cannot assure you that any Portfolio will meet its objective. This Prospectus offers three of the Portfolios within the SUMMIT PINNACLE SERIES. Their investment objectives are:



        The S&P MIDCAP 400 INDEX PORTFOLIO seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.


        The RUSSELL 2000 SMALL CAP INDEX PORTFOLIO seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.


        The NASDAQ-100 INDEX PORTFOLIO seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.




THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE ALLOCATING YOUR CONTRACT VALUES TO ANY OF THE PORTFOLIOS.
IT SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. WE SUGGEST THAT YOU READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






SMFI 514-3-PINNACLE 5-03

                      TABLE OF CONTENTS

INTRODUCTION TO THE FUND . . . . . . . . . . . . . . . . 3

PORTFOLIO PROFILES . . . . . . . . . . . . . . . . . . . 3
  S&P MIDCAP 400 INDEX PORTFOLIO . . . . . . . . . . . . 3
  RUSSELL 2000 SMALL CAP INDEX PORTFOLIO . . . . . . . . 5
  NASDAQ-100 INDEX PORTFOLIO . . . . . . . . . . . . . . 7

PORTFOLIO OPERATING EXPENSES . . . . . . . . . . . . . ..9

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS. . . . .10
  FOREIGN SECURITIES . . . . . . . . . . . . . . . . . .10
  REPURCHASE AGREEMENTS. . . . . . . . . . . . . . . . .11
  REVERSE REPURCHASE AGREEMENTS. . . . . . . . . . . . .11
  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS . .11
  OPTIONS ON SECURITIES INDICES. . . . . . . . . . . . .12
  LENDING PORTFOLIO SECURITIES . . . . . . . . . . . . .12
  MIXED AND SHARED FUNDING . . . . . . . . . . . . . . .13
  OTHER INFORMATION. . . . . . . . . . . . . . . . . . .13

FUND MANAGEMENT. . . . . . . . . . . . . . . . . . . . .13
  INVESTMENT ADVISER . . . . . . . . . . . . . . . . . .13
  ADVISORY FEE . . . . . . . . . . . . . . . . . . . . .13
  EXPENSES . . . . . . . . . . . . . . . . . . . . . . .13
  CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . .14
  VALUATION OF PORTFOLIO SHARES. . . . . . . . . . . . .14

DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . .14

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . .15

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. . . .15

EXCESSIVE TRADING. . . . . . . . . . . . . . . . . . . .15

S&P, FRANK RUSSELL AND NASDAQ DISCLAIMERS. . . . . . . .16

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . .17

                   INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of three of the Portfolios within the Summit Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"). The Portfolios are mutual funds used as investment options for variable annuity or variable life insurance contracts offered by insurance companies. Although you cannot purchase shares of the Portfolios directly, you can instruct your insurance company how to allocate your contract's values among the Portfolios. Each Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which Summit Investment Partners, Inc. (the "Adviser") or a subadviser acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolio. More detailed information about some of the Portfolios' investment policies and strategies is provided after the Profiles, along with information about Portfolio expenses, share pricing and Financial Highlights for each Portfolio.

PORTFOLIO PROFILES

S&P MIDCAP 400 INDEX PORTFOLIO

Investment Objective
The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies
The S&P MidCap 400 Index Portfolio seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible. The S&P MidCap 400 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the S&P MidCap 400 Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The S&P MidCap 400 Index Portfolio may invest up to 10% of its assets in Standard & Poor's MidCap Depositary Receipts(R) ("MidCap SPDRs(R)"). MidCap SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P MidCap 400 Index. Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Portfolio's assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o Market risk: The S&P MidCap 400 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o  Investment style risk:  Stocks of medium sized
      (MidCap) companies, such as those listed among the S&P MidCap 400 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

   o Correlation risk: Because the S&P MidCap 400 Index Portfolio has expenses, and the S&P MidCap 400 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the S&P MidCap 400 Index Portfolio.
The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the S&P MidCap 400 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]

S&P MidCap 400 Index Portfolio Total Returns


 20.00%
                   15.99%
 15.00%           /-----/
                  /     /
 10.00%           /     /
                  /     /
  5.00%           /     /
                  /     /
  0.00%     ------/-----/----/-----/----/-----/
                             /-----/    /     /
 -5.00%            2000       2001      /2002 /
                             -1.25%     /     /
-10.00%                                 /     /
                                        /     /
-15.00%                                 /     /
                                        /-----/
-20.00%                                -15.15%

*Total return for the most recent calendar year quarter ended March 31, 2003 was -4.58%.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.8% (quarter ending 12/31/01) and the lowest return for a quarter was -16.7% (quarter ending 09/30/02).

Average Annual Total Returns for Years Ended December 31,
2002

                                      Life of the Portfolio
                                1 Year  (since May 3, 1999)
S&P MidCap 400 Index Portfolio  -15.2%       2.1%
S&P MidCap 400 Index*           -14.5%       3.1%

*Reflects no deductions for fees or expenses


RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Investment Objective
The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000
Index.

Investment Strategies
The Russell 2000 Small Cap Index Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Russell 2000 Index is not feasible. The Russell 2000 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the Russell 2000 Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The Russell 2000 Small Cap Index Portfolio may invest up to
10% of its assets in Russell 2000 ishares(R). Russell 2000 ishares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the small cap stocks represented in the Russell 2000 Index. Although the Adviser will attempt to invest as much of the Russell 2000 Small Cap Index Portfolio's assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also temporarily invest in S&P 500 Index futures and/or S&P MidCap 400 Index futures if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio may invest up to 20% of its assets in Russell 2000 Index futures contracts or options (or S&P MidCap 400 Index or S&P 500 Index futures contracts and options if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o  Market risk  The Russell 2000 Small Cap Index
      Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o Investment style risk: Stocks of small sized (small-cap) companies, such as those listed among the Russell 2000 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

   o  Correlation risk:  Because the Russell 2000 Small
      Cap Index Portfolio has expenses, and the Russell
      2000 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index.
      While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the Russell 2000 Small Cap Index Portfolio. The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the Russell 2000 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]
 Russell 2000 Small Cap Index Portfolio Total Returns

  5.00%              1.54%
                    /----/
  0.00%     --------/----/--------/----/-------
                     2001         /2002/
 -5.00%                           /    /
                                  /    /
-10.00%                           /    /
                                  /    /
-15.00%                           /    /
                                  /    /
-20.00%                           /    /
                                  /----/
-25.00%                          -21.05%

*Total return for the most recent calendar year quarter ended March 31, 2003 was -4.65%.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.8% (quarter ending 12/31/01) and the lowest return for a quarter was -21.7% (quarter ending 09/30/02).

Average Annual Total Returns for Years Ended December 31, 2002

                                              Life of the Portfolio
                                       1 Year (since April 27, 2000)
                                       ------ ----------------------
Russell 2000 Small Cap Index Portfolio -21.1%         -7.8%
Russell 2000 Small Cap Index*          -20.5%         -7.1%

*Reflects no deductions for fees or expenses



NASDAQ-100 INDEX PORTFOLIO

Investment Objective
The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Portfolio seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible.
The Nasdaq-100 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least
95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the Nasdaq-100 Index should increase as the Portfolio grows.
There can be no assurance that the Portfolio will achieve a 95% correlation.

The Nasdaq-100 Index Portfolio may invest up to 10% of its assets in Nasdaq-100 Shares(R). Nasdaq-100 Shares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Portfolio may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100 Index. Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Portfolio's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o Market risk: The Nasdaq-100 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

   o Concentration risk: The Nasdaq-100 Index Portfolio is subject to the risk of an investment portfolio that may be highly concentrated in a particular industry or related industries (e.g., Technology) and, due to concentration in sectors characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Portfolio is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation,
      Intel Corporation, Cisco Systems Inc., etc.).

   o Correlation risk: Because the Nasdaq-100 Index Portfolio has expenses, and the Nasdaq-100 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Nondiversification risk: Under securities laws, the Portfolio is considered a "nondiversified investment company." The Portfolio is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Portfolio's tax quarters. Consequently, the Portfolio could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company. At any point in time, if following the investment strategy outlined above would put the Portfolio in jeopardy of failing the tax rules on diversification, the Portfolio intends to immediately alter its investment strategy to comply with the tax rules. Such alteration could include reducing investment exposure, pro-rata, to those investments causing the Portfolio to be in jeopardy of violating the tax rules.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the Nasdaq-100 Index Portfolio. The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the Nasdaq-100 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]

       Nasdaq-100 Index Portfolio Total Returns

 20.00%

  0.00%  -------------/------/-------/------/-----
                      / 2001 /       / 2002 /
                      /      /       /      /
-20.00%               /      /       /      /
                      /------/       /      /
                      -33.13%        /------/
-40.00%                              -37.49%

*Total return for the most recent calendar year quarter ended March 31, 2003 was 3.59%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.7% (quarter ending 12/31/01) and the lowest return for a quarter was -36.2% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31,
2002

                                    Life of the Portfolio
                            1 Year  (since April 27, 2000)
                            ------  ----------------------
Nasdaq-100 Index Portfolio  -37.5%          -37.9%
Nasdaq-100 Index*           -37.5%          -37.7%

*Reflects no deductions for fees or expenses


                    PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolios.
The table does not reflect separate account or insurance contract fees and charges. All expense ratios are adjusted for current expenses.

EXPENSES (as a percentage of average net assets)

                                          Russell 2000
                        S&P MidCap 400     Small Cap      Nasdaq-100
                        Index Portfolio Index Portfolio Index Portfolio
                        --------------- --------------- ---------------
Management Fees             .30%              .35%            .35%
Other Expenses              .30%              .40%            .30%

Total Operating Expenses*   .60%              .75%            .65%

*  Total Operating Expenses in excess of .75% for the
   Russell 2000 Small Cap Index Portfolio, in excess of
   .65% for 	the Nasdaq-100 Index Portfolio, and in excess
   of .60% for the S&P MidCap 400 Index Portfolio are
   paid by the 	investment adviser.

EXAMPLE

Use the following table to compare fees and expenses of the Portfolios to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming
(1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Portfolios' total operating expenses.+

                                      1 Year  3 Years  5 Years  10 Years
                                      ------  -------  -------  --------
S&P MidCap 400 Index Portfolio          $62     $193    $336    $752
Russell 2000 Small Cap Index Portfolio  $77     $241    $418    $933
Nasdaq-100 Index Portfolio              $67     $209    $363    $812

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Fund=s expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

__________________
+ The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.


      OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
Each Portfolio may invest in foreign securities that are suitable for the Portfolio's investment objectives and policies. The S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio are limited to investing in those foreign securities included in the respective Indexes.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

   o political or economic instability in the foreign country;
   o diplomatic developments that could adversely affect the value of the foreign security;
   o  foreign government taxes;
   o costs incurred by a Portfolio in converting among various currencies;
   o  fluctuation in currency exchange rates;
   o the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
   o in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
   o less publicly available information about foreign issuers than domestic issuers;
   o foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
   o securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
   o there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolios may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction where a Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. Each of the Portfolios may engage in repurchase agreement transactions from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
The S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian (when required) will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. Each Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made). A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a particular
Portfolio may not be invested in precisely the same proportion as the particular Index, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The S&P MidCap 400 Index, Russell 2000 Small Cap Index and
Nasdaq-100 Index Portfolios may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets. Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies.
It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The S&P MidCap 400 Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may purchase or sell options on their respective Indexes, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

LENDING PORTFOLIO SECURITIES
Each Portfolio may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain collateral equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

MIXED AND SHARED FUNDING
The Fund offers its Pinnacle Series shares, without sales charge, only for purchase by separate accounts of The Union Central Life Insurance Company and other affiliated or unaffiliated insurance companies to fund benefits under both variable annuity contracts and variable universal life insurance policies. In the future, the Fund may also offer its Pinnacle Series shares directly to certain tax-qualified plans. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict among the interests of such variable annuity and variable life insurance contract owners and, if and when applicable, the interests of participants in such qualified plans investing in the Fund. Insurance companies whose contracts are funded by investment in the Fund, the Adviser, and if applicable, trustees of certain qualified plans, will report any potential or existing conflicts to the Directors of the Fund. If it is determined by a majority of the Board, or by a majority of its disinterested directors, that a material irreconcilable conflict exists, the relevant insurance companies, the Adviser or plan trustees will, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict.

OTHER INFORMATION
In addition to the investment policies described above, each Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to the Fund at 1-800-999-1840, or at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                   FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company, a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of the Fund's board of directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages the Fund's business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap
Index Portfolio and Nasdaq-100 Index Portfolio.

Mr. Rodmaker is Managing Director - Fixed Income of the
Adviser and has been affiliated with the Adviser and Union
Central since 1989.  Mr. Weisenburger is the Managing
Director, Fixed Income and Derivatives, of the Adviser and has been affiliated with the Adviser and Union Central since July
1996.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:


Portfolio                    Advisory Fee
---------                    ------------
S&P MidCap 400 Portfolio     .30% of the current value of the net assets.
Russell 2000 Small Cap
 Index Portfolio             .35% of the current value of the net assets.
Nasdaq-100 Index Portfolio   .35% of the current value of the net assets.



EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among the Portfolios on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the S&P MidCap 400 Index Portfolio and Nasdaq-100 Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .30% of that Portfolio's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .40% of that Portfolio's net assets.

CAPITAL STOCK
The Fund currently has twenty-two series of stock, one for each Portfolio, three of which are offered pursuant to this prospectus. Shares (including fractional shares) of each Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The insurance companies will vote Fund shares allocated to their registered separate accounts in accordance with instructions received from their contract owners. It is anticipated that The Union Central Life Insurance Company will have voting control of the Fund by virtue of the shares of the Summit Apex Series of Funds allocated to its exempt separate accounts. With voting control, Union Central can make fundamental changes regardless of the voting instructions received from its contract owners.

VALUATION OF PORTFOLIO SHARES
Shares are purchased and redeemed at the net asset value per share of the Portfolios next determined after receipt and acceptance of a purchase order, or receipt of a redemption request, by the Fund or its agent. The net asset value of the shares of each Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except:

    o  when the New York Stock Exchange is closed and

    o any day on which changes in the value of the securities held by a Portfolio will not materially affect the current net asset value of the shares of the Portfolio.

Portfolio shares are valued by:

    o adding the values of all securities and other assets of the Portfolio,

    o  subtracting liabilities and expenses, and

    o dividing the resulting figure by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

             DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio consists of all dividends or interest earned by that Portfolio, minus estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are distributed periodically, no less frequently than annually. All dividends and distributions of a Portfolio are reinvested in additional shares of the Portfolio at net asset value.

                         TAXES

Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

Shares of each Portfolio may be purchased only by the separate accounts of insurance companies. In order to comply with diversification regulations applicable to variable life insurance, variable annuity, and endowment contracts, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts.
Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Because insurance companies are currently the only shareholders of the Portfolios, no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

    CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

The Northern Trust Company, 50 South LaSalle St., Chicago,
Illinois 60675, acts as Custodian of the Fund's assets.
U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual
Fund Services, LLC), P.O. Box 701, Milwaukee, Wisconsin
53201-0701, 1-888-259-7565, is the Fund's bookkeeping,
transfer and dividend disbursing agent.

                     EXCESSIVE TRADING

The Portfolios are not intended for excessive trading or market timing. Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Portfolios and their agents reserve the right to reject in whole or in part, without prior notice, any purchase request, including exchange purchases from one Portfolio to another Portfolio, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Portfolio is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. They may also institute procedures to assess a 1% fee on such purchase orders and reinvest the fee into the Portfolio for the benefit of all shareholders.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of the Fund's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt.

       S&P, FRANK RUSSELL AND NASDAQ DISCLAIMERS

The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank
Russell Company.  Summit Mutual Funds and the Russell 2000
Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell
Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. ("Nasdaq") and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                    FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolios' financial statements is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.


                                    S&P MidCap 400 Index Portfolio

                                                              Period from
                                                             May 3, 1999 (1)
                                 Year Ended December 31,     to December 31,
                              ----------------------------   ---------------
                                 2002      2001      2000         1999
                              --------  --------  --------     --------
Net Asset Value,
Beginning of period            $ 46.70   $ 59.55   $ 55.20      $ 50.00
                              --------  --------  --------     --------
Investment Activities:
Net investment income             .22       .30       1.10          .50
Net realized and unrealized
   gains / (losses)             (7.25)    (1.00)      7.20         5.05
                              --------  --------  --------     --------
Total from
 Investment Activities          (7.03)     (.70)      8.30         5.55
                              --------  --------  --------     --------
Distributions:
Net investment income            (.23)     (.20)    (1.20)        (.35)
In excess of
 net investment income            ---       ---        ---          ---
Return of capital                 ---       ---        ---          ---
Net realized gains               (.15)   (11.95)    (2.75)          ---
                              --------  --------  --------     --------
Total Distributions              (.38)   (12.15)    (3.95)        (.35)
                              --------  --------  --------     --------
Net Asset Value,
End of period                  $ 39.29   $ 46.70   $ 59.55      $ 55.20
                              ========  ========  ========     ========

Total Return                  (15.15%)   (1.25%)    15.99%       11.14%

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)        .60%      .60%      .60%         .60%(3)

Ratio of Expenses to
   Average Net Assets-Gross       .81%      .82%      .77%         .69%(3)

Ratio of Net Investment
Income to Average Net Assets      .53%      .65%     1.44%        1.69%(3)

Portfolio Turnover Rate         27.73%    18.57%   146.33%       47.55%(3)

Net Assets,
 End of Period (000's)         $23,180   $20,588   $15,054      $23,963

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                   FINANCIAL HIGHLIGHTS
                        <Continued)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002,except for the EAFE International Index Portfolio.

                                 Russell 2000 Small Cap Index Portfolio

                                                              Period from
                                                            April 27, 2000 (1)
                                 Year Ended December 31,     to December 31,
                                -----------------------     ------------------
                                  2002           2001            2000
                                --------       --------        --------
Net Asset Value,
Beginning of period               $48.10         $49.95          $50.00
                                --------       --------        --------

Investment Activities:
Net investment income               .29             .40            .40
Net realized and unrealized
   gains / (losses)              (10.31)            .35           (.20)
                                --------       --------        --------
Total from
 Investment Activities           (10.02)            .75             .20
                                --------       --------        --------
Distributions:
Net investment income              (.09)          (.45)           (.25)
In excess of
 net investment income               ---            ---             ---
Return of capital                    ---            ---             ---
Net realized gains                 (.47)         (2.15)             ---
                                --------       --------        --------
Total Distributions                (.56)         (2.60)           (.25)
                                --------       --------        --------
Net Asset Value,
End of period                    $ 37.52        $ 48.10         $ 49.95
                                --------       --------        --------

Total Return                    (21.05%)          1.54%            .39%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)          .75%           .75%           .74%(3)

Ratio of Expenses to
Average Net Assets-Gross           1.33%          1.10%          1.35%(3)

Ratio of Net Investment
Income to Average Net Assets        .65%           .90%          1.11%(3)

Portfolio Turnover Rate           30.78%         32.70%         82.19%(3)

Net Assets,
 End of Period (000's)           $13,863        $21,503         $16,105

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.




                   FINANCIAL HIGHLIGHTS
                        <Continued)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002,except for the EAFE International Index Portfolio.

                                        Nasdaq-100 Index Portfolio

                                                              Period from
                                                            April 27, 2000(1)
                                 Year Ended December 31,     to December 31,
                                -----------------------     ------------------
                                  2002           2001            2000
                                --------       --------        --------

Net Asset Value,
Beginning of period              $ 22.30        $ 33.35         $ 50.00
                                --------       --------        --------
Investment Activities:
Net investment income               (.07)           ---           (.05)
Net realized and unrealized
    gains / (losses)               (8.29)       (11.05)         (16.60)
                                --------       --------        --------
Total from
 Investment Activities            (8.36)        (11.05)         (16.65)
                                --------       --------        --------
Distributions:
Net investment income                ---            ---             ---
In excess of
 net investment income               ---            ---             ---
Return of capital                    ---            ---             ---
Net realized gains                   ---            ---             ---
                                --------       --------        --------
Total Distributions                  ---            ---             ---
                                --------       --------        --------
Net Asset Value,
End of period                    $ 13.94        $ 22.30         $ 33.35
                                ========       ========        ========

Total Return                    (37.49%)      (33.13%)          (33.30%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)          .65%          .65%           .64%(3)

Ratio of Expenses to
    Average Net Assets-Gross       1.11%          .97%           .88%(3)

Ratio of Net Investment
Income to Average Net Assets      (.43%)         (.21%)        (.17%)(3)

Portfolio Turnover Rate           11.79%          5.49%        14.69%(3)

Net Assets,
 End of Period (000's)            $9,583        $14,560          $8,577

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

A Statement of Additional Information dated May 1, 2003, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling the Fund at 1-800-999-1840, or by writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Fund are also available without charge at the SEC's web site:
http://www.sec.gov.



File 811-04000

May 1, 2003



                SUMMIT MUTUAL FUNDS, INC.




Summit Mutual Funds, Inc. is a mutual fund with twenty-two separate Portfolios, each with its own investment objective.
 We cannot assure you that any Portfolio will meet its objective. This Prospectus offers one of the Portfolios within the SUMMIT PINNACLE SERIES -


NASDAQ-100 INDEX PORTFOLIO


          The investment objective of the Nasdaq-100
          Index Portfolio is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.



                   -------------------


THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE
ALLOCATING YOUR CONTRACT VALUES TO THE NASDAQ-100 INDEX
PORTFOLIO.  IT SHOULD BE READ IN CONJUNCTION WITH THE
SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE
INSURANCE CONTRACT. WE SUGGEST THAT YOU READ THIS PROSPECTUS
AND KEEP IT FOR FUTURE REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






SMFI 514- Nasdaq PINNACLE 5-03

                    TABLE OF CONTENTS

INTRODUCTION TO THE FUND . . . . . . . . . . . . . .  3

PORTFOLIO PROFILE. . . . . . . . . . . . . . . . . . .3
  NASDAQ-100 INDEX PORTFOLIO . . . . . . . . . . . . .3

PORTFOLIO OPERATING EXPENSES . . . . . . . . . . . . .5

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS. . . .6
  FOREIGN SECURITIES . . . . . . . . . . . . . . . . .6
  REPURCHASE AGREEMENTS. . . . . . . . . . . . . . . .6
  REVERSE REPURCHASE AGREEMENTS. . . . . . . . . . . .6
  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS .7
  OPTIONS ON SECURITIES INDICES. . . . . . . . . . . .8
  LENDING PORTFOLIO SECURITIES. . . . . . . . . . . . 8
  MIXED AND SHARED FUNDING. . . . . . . . . . . . . . 8
  OTHER INFORMATION . . . . . . . . . . . . . . . . . 9

FUND MANAGEMENT . . . . . . . . . . . . . . . . . . . 9
  INVESTMENT ADVISER. . . . . . . . . . . . . . . . . 9
  ADVISORY FEE. . . . . . . . . . . . . . . . . . . . 9
  EXPENSES. . . . . . . . . . . . . . . . . . . . . . 9
  CAPITAL STOCK . . . . . . . . . . . . . . . . . . . 9
  VALUATION OF PORTFOLIO SHARES . . . . . . . . . . .10

DIVIDENDS AND DISTRIBUTIONS . . . . . . . . . . . . .10

TAXES . . . . . . . . . . . . . . . . . . . . . . . .10

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT . .11

EXCESSIVE TRADING . . . . . . . . . . . . . . . . . .11

DISCLAIMER. . . . . . . . . . . . . . . . . . . . . .11

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . .12

                 INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of one of the Portfolios within the Summit Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"). The Portfolios are mutual funds used as investment options for variable annuity or variable life insurance contracts offered by insurance companies. Although you cannot purchase shares of the Portfolios directly, you can instruct your insurance company how to allocate your contract's values among the Portfolios. The Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which Summit Investment Partners, Inc. (the "Adviser") or a subadviser acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolio. More detailed information about the Portfolio's investment policies and strategies is provided after the Profile, along with information about Portfolio expenses, share pricing and Financial Highlights for the Portfolio.

PORTFOLIO PROFILE


NASDAQ-100 INDEX PORTFOLIO PROFILE

Investment Objective
The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Portfolio seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible.
The Nasdaq-100 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least
95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Portfolio and Index performance. The correlation of the Portfolio's performance to that of the Nasdaq-100 Index should increase as the Portfolio grows.
There can be no assurance that the Portfolio will achieve a 95% correlation.

The Nasdaq-100 Index Portfolio may invest up to 10% of its assets in Nasdaq-100 Shares(R). Nasdaq-100 Shares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Portfolio may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100 Index. Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Portfolio's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.


Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

   o Market risk: The Nasdaq-100 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

   o Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

   o Concentration risk: The Nasdaq-100 Index Portfolio is subject to the risk of an investment portfolio that may be highly concentrated in a particular industry or related industries (e.g., Technology) and, due to concentration in sectors characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Portfolio is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation,
      Intel Corporation, Cisco Systems Inc., etc.).

   o Correlation risk: Because the Nasdaq-100 Index Portfolio has expenses, and the Nasdaq-100 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

   o Nondiversification risk: Under securities laws, the Portfolio is considered a "nondiversified investment company." The Portfolio is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Portfolio's tax quarters. Consequently, the Portfolio could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company. At any point in time, if following the investment strategy outlined above would put the Portfolio in jeopardy of failing the tax rules on diversification, the Portfolio intends to immediately alter its investment strategy to comply with the tax rules. Such alteration could include reducing investment exposure, pro-rata, to those investments causing the Portfolio to be in jeopardy of violating the tax rules.

   o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the Nasdaq-100 Index Portfolio. The bar chart shows how the Portfolio's annual performance has varied from year to year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the Nasdaq-100 Index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[GRAPHIC OMITTED]

       Nasdaq-100 Index Portfolio Total Returns

 20.00%

  0.00%  -------------/------/-------/------/-----
                      / 2001 /       / 2002 /
                      /      /       /      /
-20.00%               /      /       /      /
                      /------/       /      /
                      -33.13%        /------/
-40.00%                              -37.49%

*Total return for the most recent calendar year quarter ended March 31, 2003 was 3.59%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.7% (quarter ending 12/31/01) and the lowest return for a quarter was -36.2% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31,
2002

                                    Life of the Portfolio
                            1 Year  (since April 27, 2000)
                            ------  ----------------------
Nasdaq-100 Index Portfolio  -37.5%          -37.9%
Nasdaq-100 Index*           -37.5%          -37.7%

*Reflects no deductions for fees or expenses


               PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolio. The table does not reflect separate account or insurance contract fees and charges. All expense ratios are adjusted for current expenses.

EXPENSES (as a percentage of average net assets)

                          Nasdaq-100 Index Portfolio
                          --------------------------
Management Fees                     .35%
Other Expenses                      .30%

Total Operating Expenses            .65%*

* Total Operating Expenses in excess of .65% are paid by the investment adviser.

EXAMPLE
Use the following table to compare fees and expenses of the Portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming
(1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Portfolios' total operating expenses.+

                          1 Year  3 Years  5 Years  10 Years
                          ------  -------  -------  --------
Nasdaq-100 Index Portfolio  $67     $209     $363     $812

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Fund=s expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
__________________
+ The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.


    OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
The Portfolio may invest in foreign securities that are suitable for the Portfolio's investment objectives and policies. The Portfolio is limited to investing in those foreign securities included in the Nasdaq-100 Index.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

o  political or economic instability in the foreign country;
o diplomatic developments that could adversely affect the value of the foreign security;
o  foreign government taxes;
o costs incurred by a Portfolio in converting among various currencies;
o  fluctuation in currency exchange rates;
o the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
o in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
o less publicly available information about foreign issuers than domestic issuers;
o foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
o securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
o there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolio may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction where a Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. The Portfolio may engage in repurchase agreement transactions from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
The Portfolio may enter into reverse repurchase agreements.
 Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian (when required) will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made). A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a particular
Portfolio may not be invested in precisely the same proportion as the particular Index, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Portfolio may write and purchase covered put and call options on securities in which it may directly invest.
Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets. Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies.
It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The Portfolio may purchase or sell options on the Nasdaq-100 Index, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

LENDING PORTFOLIO SECURITIES
The Portfolio may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.

The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities.
Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

MIXED AND SHARED FUNDING
The Fund offers its Pinnacle Series shares, without sales charge, only for purchase by separate accounts of The Union Central Life Insurance Company and other affiliated or unaffiliated insurance companies to fund benefits under both variable annuity contracts and variable universal life insurance policies. In the future, the Fund may also offer its Pinnacle Series shares directly to certain tax-qualified plans. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict among the interests of such variable annuity and variable life insurance contract owners and, if and when applicable, the interests of participants in such qualified plans investing in the Fund. Insurance companies whose contracts are funded by investment in the Fund, the Adviser, and if applicable, trustees of certain qualified plans, will report any potential or existing conflicts to the Directors of the Fund. If it is determined by a majority of the Board, or by a majority of its disinterested directors, that a material irreconcilable conflict exists, the relevant insurance companies, the Adviser or plan trustees will, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict.

OTHER INFORMATION
In addition to the investment policies described above, the Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, the Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to the Fund at 1-800-999-1840, or at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                  FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company, a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of the Fund's board of directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages the Fund's business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the Portfolio.

Mr. Rodmaker is Managing Director - Fixed Income of the
Adviser and has been affiliated with the Adviser and Union
Central since 1989.  Mr. Weisenburger is the Managing
Director, Fixed Income and Derivatives, of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for the Portfolio on a daily basis, at an annual rate, as follows:

Portfolio                      Advisory Fee
---------                     --------------
Nasdaq-100 Index Portfolio    .35% of the current value of
                               the net assets.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among the Portfolios on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .30% of that Portfolio's net assets.

CAPITAL STOCK
The Fund currently has twenty-two series of stock, one for each Portfolio, one of which is offered pursuant to this prospectus. Shares (including fractional shares) of each Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The insurance companies will vote Fund shares allocated to their registered separate accounts in accordance with instructions received from their contract owners. It is anticipated that The Union Central Life Insurance Company will have voting control of the Fund by virtue of the shares of the Summit Apex Series of Funds allocated to its exempt separate accounts. With voting control, Union Central can make fundamental changes regardless of the voting instructions received from its contract owners.

VALUATION OF PORTFOLIO SHARES
Shares are purchased and redeemed at the net asset value per share of the Portfolios next determined after receipt and acceptance of a purchase order, or receipt of a redemption request, by the Fund or its agent. The net asset value of the shares of each Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except:

o  when the New York Stock Exchange is closed and

o any day on which changes in the value of the Portfolio securities held by a Portfolio will not materially affect the current net asset value of the shares of a Portfolio.

Portfolio shares are valued by:

o adding the values of all securities and other assets of the Portfolio,

o  subtracting liabilities and expenses, and

o dividing the resulting figure by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

               DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio consists of all dividends or interest earned by that Portfolio, minus estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are distributed periodically, no less frequently than annually. All dividends and distributions of a Portfolio are reinvested in additional shares of the Portfolio at net asset value.

                            TAXES

Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

Shares of each Portfolio may be purchased only by the separate accounts of insurance companies. In order to comply with diversification regulations applicable to variable life insurance, variable annuity, and endowment contracts, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts.
Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Because insurance companies are currently the only shareholders of the Portfolios, no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

   CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

The Northern Trust Company, 50 South LaSalle St., Chicago,
Illinois 60675, acts as Custodian of the Fund's assets.
U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual
Fund Services, LLC), P.O. Box 701, Milwaukee, Wisconsin
53201-0701, 1-888-259-7565, is the Fund's bookkeeping,
transfer and dividend disbursing agent.

                       EXCESSIVE TRADING

The Portfolios are not intended for excessive trading or market timing. Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Portfolios and their agents reserve the right to reject in whole or in part, without prior notice, any purchase request, including exchange purchases from one Portfolio to another Portfolio, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Portfolio is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. They may also institute procedures to assess a 1% fee on such purchase orders and reinvest the fee into the Portfolio for the benefit of all shareholders.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of the Fund's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt.

                      DISCLAIMER

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. ("Nasdaq") and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                    FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolios' financial statements is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.

                                        Nasdaq-100 Index Portfolio

                                                              Period from
                                                            April 27, 2000(1)
                                 Year Ended December 31,     to December 31,
                                -----------------------     ------------------
                                  2002           2001            2000
                                --------       --------        --------

Net Asset Value,
Beginning of period              $ 22.30        $ 33.35         $ 50.00
                                --------       --------        --------
Investment Activities:
Net investment income               (.07)           ---           (.05)
Net realized and unrealized
    gains / (losses)               (8.29)       (11.05)         (16.60)
                                --------       --------        --------
Total from
 Investment Activities            (8.36)        (11.05)         (16.65)
                                --------       --------        --------
Distributions:
Net investment income                ---            ---             ---
In excess of
 net investment income               ---            ---             ---
Return of capital                    ---            ---             ---
Net realized gains                   ---            ---             ---
                                --------       --------        --------
Total Distributions                  ---            ---             ---
                                --------       --------        --------
Net Asset Value,
End of period                    $ 13.94        $ 22.30         $ 33.35
                                ========       ========        ========

Total Return                    (37.49%)      (33.13%)          (33.30%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets-Net (2)          .65%          .65%           .64%(3)

Ratio of Expenses to
    Average Net Assets-Gross       1.11%          .97%           .88%(3)

Ratio of Net Investment
Income to Average Net Assets      (.43%)         (.21%)        (.17%)(3)

Portfolio Turnover Rate           11.79%          5.49%        14.69%(3)

Net Assets,
 End of Period (000's)            $9,583        $14,560          $8,577

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

A Statement of Additional Information dated May 1, 2003, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling the Fund at 1-800-999-1840, or by writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Fund are also available without charge at the SEC's web site:
http://www.sec.gov.



File 811-04000

May 1, 2003



                     SUMMIT MUTUAL FUNDS, INC.




Summit Mutual Funds, Inc. is a mutual fund with twenty-two separate Portfolios, each with its own investment objective.
 We cannot assure you that any Portfolio will meet its objective. This Prospectus offers one of the Portfolios within the SUMMIT PINNACLE SERIES:


             EAFE INTERNATIONAL INDEX PORTFOLIO


      The investment objective of the EAFE International
      Index Portfolio is to seek investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital
      International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.


                       ____________________



THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE ALLOCATING YOUR CONTRACT VALUES TO THE EAFE INTERNATIONAL INDEX PORTFOLIO. IT SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. WE SUGGEST THAT YOU READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




SMFI 514- EAFE-PINNACLE 5-03

                   TABLE OF CONTENTS


INTRODUCTION TO THE FUND . . . . . . . . . . . . . . . .3

PORTFOLIO PROFILE. . . . . . . . . . . . . . . . . . . .3
EAFE INTERNATIONAL INDEX PORTFOLIO . . . . . . . . . . .3

PORTFOLIO OPERATING EXPENSES . . . . . . . . . . . . . .5

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS. . . . .5
FOREIGN SECURITIES . . . . . . . . . . . . . . . . . . .5
FOREIGN CURRENCY TRANSACTIONS. . . . . . . . . . . . . .6
REPURCHASE AGREEMENTS. . . . . . . . . . . . . . . . . .6
REVERSE REPURCHASE AGREEMENTS. . . . . . . . . . . . . .6
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS . . .6
OPTIONS ON SECURITIES INDICES. . . . . . . . . . . . . .8
LENDING PORTFOLIO SECURITIES . . . . . . . . . . . . . .8
MIXED AND SHARED FUNDING . . . . . . . . . . . . . . . .8
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . .8

FUND MANAGEMENT. . . . . . . . . . . . . . . . . . . . .9
INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . .9
ADVISORY FEE . . . . . . . . . . . . . . . . . . . . . .9
SUBADVISER . . . . . . . . . . . . . . . . . . . . . . .9
EXPENSES . . . . . . . . . . . . . . . . . . . . . . . .9
CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . .9
VALUATION OF PORTFOLIO SHARES. . . . . . . . . . . . . 10

DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . 10

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . 10

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. . . 11

EXCESSIVE TRADING. . . . . . . . . . . . . . . . .  . .11

DISCLAIMER. . . . . . . . . . . . . . . . . . . . . . .11

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . .13

                 INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of one of the Portfolios within the Summit Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"). The Portfolios are mutual funds used as investment options for variable annuity or variable life insurance contracts offered by insurance companies. Although you cannot purchase shares of the Portfolios directly, you can instruct your insurance company how to allocate your contract's values among the Portfolios. The Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which Summit Investment Partners, Inc. (the "Adviser") or a subadviser acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolio. More detailed information about some of the Portfolio's investment policies and strategies is provided after the Profile, along with information about Portfolio expenses, share pricing and Financial Highlights for the Portfolio.

                     PORTFOLIO PROFILE


EAFE INTERNATIONAL INDEX PORTFOLIO

Investment Objective
The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital
International EAFE Index ("EAFE Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Investment Strategies
The Portfolio will invest primarily in common stocks of the companies that compose the EAFE Index. The EAFE Index is capitalization-weighted, meaning that a company whose securities have a high market capitalization will contribute more to the Index's value than a company whose securities have a low market capitalization.

The EAFE International Index Portfolio may invest up to 10% of its assets in EAFE ishares(R). EAFE ishares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the EAFE Index.

The Portfolio will typically not hold all of the companies in the EAFE Index. The Portfolio will typically choose to hold the stocks that make up the largest portion of the Index's value in approximately the same proportion as the Index. When choosing the smaller stocks, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of all of the smaller companies in the EAFE Index without buying all of those stocks. This attempts to maximize liquidity while minimizing costs.

At such time as the Adviser believes the Portfolio has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in the exact weightings as the Index. Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the EAFE Index. Although the Adviser will attempt to invest as much of the Portfolio's assets as is practical in stocks included among the EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio may invest up to 20% of its assets in futures contracts and options that provide exposure to the stocks in the Index. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

The Adviser may choose to invest in a foreign security indirectly by purchasing American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains on the underlying shares. ADRs offer the exposure to the foreign security while reducing transaction, custody, and other expenses.

Primary Risks
An investment in the Portfolio entails investment risk, including possible loss of the principal amount invested.
The Portfolio's primary risks include:

o Market risk: Deteriorating market conditions might cause an overall decline in the prices of stocks in the market, including those held by the Portfolio.

o Tracking Error risk: The Portfolio may not track the performance of the Index for the various reasons, including, but not limited the following:
     - The Portfolio incurs administrative expenses and trading costs. The EAFE Index does not.
     - The Portfolio may not hold all of the stocks in the Index or may weight them differently than the Index.
     - The composition of the Index and Portfolio may diverge.
     - The timing and magnitude of cash inflows and outflows from investor's purchases and redemptions may create balances of uninvested cash.

o Foreign Stock Market risk: Foreign stock markets may exhibit periods of higher volatility than those in the United States. Trading stocks on many foreign exchanges can be more difficult, and costly, than trading stocks in the United States. Taxes can also be imposed by foreign governments.

o Political risk: Foreign governments have occasionally limited the outflows of capital or profits to investors abroad.

o Information risk: Financial reporting and accounting standards for companies in many foreign markets differ from those of the United States and may present an incomplete, or inaccurate picture of a foreign company.

o Liquidity risk: On the whole, foreign exchanges are smaller and less liquid than the U.S. markets. Stocks that trade infrequently, or in lower volumes, can be more difficult or costly to buy or sell. Relatively small transactions can have a disproportionately large affect on the price of stocks. In some situations, it may be impossible to sell a stock in an orderly fashion.

o Regulatory risk: There is typically less government regulation of foreign markets, companies, and securities.

o Currency risk: The Portfolio invests in foreign securities denominated in foreign currencies. Thus, changes in foreign exchange rates will affect the value of foreign securities denominated in U.S. dollars.

o Derivatives risk: The Portfolio may invest in stock futures and options, and stock index futures and options. The Portfolio will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Portfolio will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that a derivative instrument might not be highly correlated with the security for which it is being used as a substitute.

Since this Portfolio has not been operational for at least one complete calendar year, there is no bar chart or performance table.


               PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolios.
The table does not reflect separate account or insurance contract fees and charges. All expense ratios are adjusted for current expenses.

EXPENSES (as a percentage of average net assets)

           EAFE International Index Portfolio
           ----------------------------------
        Management Fees                      .56%
        Other Expenses                       .69%**

        Total Operating Expenses            1.25%*

* Total Operating Expenses in excess of 1.25% for the EAFE International Index Portfolio are paid by the Adviser. Also, the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .65% of the average daily net assets of the Portfolio until December 31, 2003.
** Estimated for the current fiscal year.

EXAMPLE

Use the following table to compare fees and expenses of the Portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming
(1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Portfolios' total operating expenses.+

                                      1     2     3      4
                                     Year Years Years  Years
EAFE International Index Portfolio  $128  $399  $690  $1,518

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Fund=s expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
__________________
+ The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.


     OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
The Portfolio may invest in foreign securities that are suitable for the Portfolio's investment objectives and policies. The Portfolio is limited to investing in those foreign securities included in the EAFE Index.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

   o political or economic instability in the foreign country;
   o diplomatic developments that could adversely affect the value of the foreign security;
   o  foreign government taxes;
   o costs incurred by a Portfolio in converting among various currencies;
   o  fluctuation in currency exchange rates;
   o the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
   o in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
   o less publicly available information about foreign issuers than domestic issuers;
   o foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
   o securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
   o there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolio may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The Portfolio may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security. A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

The Portfolio will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction where a Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. The Portfolio may engage in repurchase agreement transactions from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
The Portfolio may enter into reverse repurchase agreements.
 Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian (when required) will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made). A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a particular
Portfolio may not be invested in precisely the same proportion as the particular Index, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Portfolio may write and purchase covered put and call options on securities in which it may directly invest.
Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets. Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies.
It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The Portfolio may purchase or sell options on the EAFE Index, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

LENDING PORTFOLIO SECURITIES
The Portfolio may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain collateral equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.

The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities.
Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

MIXED AND SHARED FUNDING
The Fund offers its Pinnacle Series shares, without sales charge, only for purchase by separate accounts of The Union Central Life Insurance Company and other affiliated or unaffiliated insurance companies to fund benefits under both variable annuity contracts and variable universal life insurance policies. In the future, the Fund may also offer its Pinnacle Series shares directly to certain tax-qualified plans. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict among the interests of such variable annuity and variable life insurance contract owners and, if and when applicable, the interests of participants in such qualified plans investing in the Fund. Insurance companies whose contracts are funded by investment in the Fund, the Adviser, and if applicable, trustees of certain qualified plans, will report any potential or existing conflicts to the Directors of the Fund. If it is determined by a majority of the Board, or by a majority of its disinterested directors, that a material irreconcilable conflict exists, the relevant insurance companies, the Adviser or plan trustees will, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict.

OTHER INFORMATION
In addition to the investment policies described above, the Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, the Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to the Fund at 1-800-999-1840, or at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                    FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company, a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of the Fund's board of directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages the Fund's business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the Portfolio.

Mr. Rodmaker is Managing Director - Fixed Income of the
Adviser and has been affiliated with the Adviser and Union
Central since 1989.  Mr. Weisenburger is the Managing
Director, Fixed Income and Derivatives, of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for the Portfolio on a daily basis, at an annual rate, as follows:

Portfolio                            Advisory Fee
---------                           --------------
EAFE International Index Portfolio   .56% of the current
                                      value of the net assets.

SUBADVISER
World Asset Management, a division of Munder Capitol Management, 255 E. Brown Street, Suite 300, Birmingham, Michigan 48009, is the investment subadviser to the EAFE International Index Portfolio. Munder Capital Management is a Delaware general partnership with Munder Capital employees owning a minority interest and Comerica Bank owning the majority interest.

The Subadviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible. The services include investment research and advice with respect to securities, investments and cash equivalents in the Portfolio. As compensation for its services, the Subadviser receives a monthly fee computed on a daily basis, at an annual rate, equal to .10% of the current value of the Portfolio's net assets. The fee is paid by the Adviser, not the Portfolio.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among the Portfolios on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .69% of that Portfolio's net assets, provided, however the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Portfolio until December 31, 2003.

CAPITAL STOCK
The Fund currently has twenty-two series of stock, one for each Portfolio, one of which is offered pursuant to this prospectus. Shares (including fractional shares) of each Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The insurance companies will vote Fund shares allocated to their registered separate accounts in accordance with instructions received from their contract owners. It is anticipated that The Union Central Life Insurance Company will have voting control of the Fund by virtue of the shares of the Summit Apex Series of Funds allocated to its exempt separate accounts. With voting control, Union Central can make fundamental changes regardless of the voting instructions received from its contract owners.

VALUATION OF PORTFOLIO SHARES
Shares are purchased and redeemed at the net asset value per share of the Portfolios next determined after receipt and acceptance of a purchase order, or receipt of a redemption request, by the Fund or its agent. The net asset value of the shares of each Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except:

   o  when the New York Stock Exchange is closed and

   o any day on which changes in the value of the Portfolio securities held by a Portfolio will not materially affect the current net asset value of the shares of a Portfolio.

Portfolio shares are valued by:

   o adding the values of all securities and other assets of the Portfolio,

   o  subtracting liabilities and expenses, and

   o dividing the resulting figure by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

              DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio consists of all dividends or interest earned by that Portfolio, minus estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are distributed periodically, no less frequently than annually. All dividends and distributions of a Portfolio are reinvested in additional shares of the Portfolio at net asset value.

                         TAXES

Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

Shares of each Portfolio may be purchased only by the separate accounts of insurance companies. In order to comply with diversification regulations applicable to variable life insurance, variable annuity, and endowment contracts, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts.
Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Because insurance companies are currently the only shareholders of the Portfolios, no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

   CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

The Northern Trust Company, 50 South LaSalle St., Chicago,
Illinois 60675, acts as Custodian of the Fund's assets.
U.S. Bancorp Fund Services, LLC (formerly Firstar Mutual
Fund Services, LLC), P.O. Box 701, Milwaukee, Wisconsin
53201-0701, 1-888-259-7565, is the Fund's bookkeeping,
transfer and dividend disbursing agent.

                   EXCESSIVE TRADING

The Portfolios are not intended for excessive trading or market timing. Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Portfolios and their agents reserve the right to reject in whole or in part, without prior notice, any purchase request, including exchange purchases from one Portfolio to another Portfolio, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Portfolio is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. They may also institute procedures to assess a 1% fee on such purchase orders and reinvest the fee into the Portfolio for the benefit of all shareholders.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of the Fund's excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt.

                       DISCLAIMER

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolios' financial statements is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.

                        EAFE International Index Portfolio

                                           Period from
                                        November 12, 2002(1)
                                          to December 31,
                                                2002
                                             ---------
Net Asset Value,
Beginning of period                           $ 50.00
                                              -------

Investment Activities:
Net investment income                             .19
Net realized and unrealized
      gains / (losses)                           (.60)
                                              -------
Total from Investment Activities                (.41)
                                              -------
Distributions:
Net investment income                             ---
In excess of net investment income                ---
Return of capital                                 ---
Net realized gains                                ---
                                              -------
Total Distributions                               ---
                                              -------
Net Asset Value,
End of period                                 $ 49.59
                                             ========
Total Return                                     (.82%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)                       .65%(3)

Ratio of Expenses to
Average Net Assets - Gross                       1.99%(3)

Ratio of Net Investment Income/(Loss)
    To Average Net Assets                        2.24%(3)

Portfolio Turnover Rate                        449.05%(3)

Net Assets, End of Period (000's)             $22,234

_____________

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

A Statement of Additional Information dated May 1, 2003, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling the Fund at 1-800-999-1840, or by writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Fund are also available without charge at the SEC's web site:
http://www.sec.gov.



File 811-04000